Unique LoanID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
90001	1	1			1					Purchase	Owner Occ	90	90	22.67
90002	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	95	95	43.438
90003	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] TIL Incomplete [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing KY Notification to New Homeowners [2] Initial GFE Missing	TIL incomplete due to not being dated by borrower.	NO		Purchase	Owner Occ	96.97	96.97	31
90004	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Initial Application Incomplete	Initial application incomplete due to missing lending entity.	3	[3] TIL Missing		YES		Rate/Term Refi	Owner Occ	84	84
90005	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $112.20 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	72.66	94.17	39.66
90006	2	1			2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
 [2]   State - Missing  Borrower's Choice of Attorney Disclosure
										Cashout Refi	Owner Occ	64.32	64.32	33.92
90007	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Application Fee Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
90008	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $463.43 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	83.62	92.24	51.429
90009	2	1			2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	100	100	35.42
90010	3	3	[3] Final Application Missing		3	[3] TIL Incomplete [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Construction To Perm	Owner Occ	94.72	94.72	45.77
90011	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Initial Application Incomplete [2] Manufactured (Double-Wide)	Final application incomplete due to missing origination entity information. Initial application incomplete due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $149.26 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Broker credit on page one of HUD for $495.03 which is not itemized therefore excluded.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	60.32	60.32	30.76
90012	2	2	[2] Only Attorney's Opinion in File		2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
 [2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
										Purchase	Owner Occ	99.83	99.83	44.923
90013	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing Notice of Choice of Agent or Insurer	Finance charges under disclosed by $50.80 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100	40.477
90014	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Lock In Agreement				Purchase	Owner Occ	94.69	99.26	28.231
90015	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Broker Compensation Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] Initial TIL Missing				Cashout Refi	Owner Occ	85	85	32.6
90016	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Broker Agreement [2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	83.44	83.44	36.563